Exhibit 99.1

Popular ABS Mortgage Pass-Through Certificates 2006-B

June 26, 2006

Table of Contents

Distribution Report	2
Factor Report	2
Delinquency by Group	6
Foreclosure Group Report	7
REO Group Report	7

IF THERE ARE ANY QUESTIONS OR PROBLEMS WITH THIS STATEMENT, PLEASE CONTACT THE ADMINISTRATOR LISTED BELOW:

Nayades Ortega
JPMorgan Chase Bank, N.A. - Structured Finance Services
4 New York Plaza, Floor 6
New York, New York 10004
Tel: (212) 623-4482
Email: nayades.x.ortega@jpmorgan.com

Popular ABS Mortgage Pass-Through Trust 2006-B

June 26, 2006

DISTRIBUTION IN DOLLARS

CLASS	ORIGINAL FACE	BEGINNING	PRINCIPAL	INTEREST	TOTAL	REALIZED	DEFERRED	ENDING
	VALUE	PRINCIPAL				LOSSES	INTEREST	PRINCIPAL
		BALANCE						BALANCE
A1	152,679,000.00	144,128,838.60	6,219,007.05	661,231.08	6,880,238.13	0.00	0.00	137,909,831.55
A2	52,396,000.00	52,396,000.00	0.00	244,572.88	244,572.88	0.00	0.00	52,396,000.00
A3	43,745,000.00	43,745,000.00	0.00	208,469.23	208,469.23	0.00	0.00	43,745,000.00
M1	23,659,000.00	23,659,000.00	0.00	114,430.70	114,430.70	0.00	0.00	23,659,000.00
M2	18,026,000.00	18,026,000.00	0.00	89,428.99	89,428.99	0.00	0.00	18,026,000.00
M3	4,989,000.00	4,989,000.00	0.00	24,972.72	24,972.72	0.00	0.00	4,989,000.00
M4	4,667,000.00	4,667,000.00	0.00	25,435.15	25,435.15	0.00	0.00	4,667,000.00
M5	4,185,000.00	4,185,000.00	0.00	23,366.25	23,366.25	0.00	0.00	4,185,000.00
M6	2,897,000.00	2,897,000.00	0.00	18,750.03	18,750.03	0.00	0.00	2,897,000.00
B1	3,058,000.00	3,058,000.00	0.00	19,927.97	19,927.97	0.00	0.00	3,058,000.00
B2	4,185,000.00	4,185,000.00	0.00	27,272.25	27,272.25	0.00	0.00	4,185,000.00
B3	7,402,000.00	7,402,000.00	346,084.47	48,236.37	394,320.84	0.00	0.00	7,055,915.53
R	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
TOTALS	321,888,000.00	313,337,838.60	6,565,091.52	1,506,093.62	8,071,185.14	0.00	0.00	306,772,747.08
X	321,895,820.95	314,791,478.31	0.00	74,567.43	74,567.43	0.00	0.00	308,728,310.65

FACTOR INFORMATION PER $1000 OF ORIGINAL FACE

CLASS	CUSIP	BEGINNING	PRINCIPAL	INTEREST	TOTAL	ENDING PRINCIPAL	CURRENT
		PRINCIPAL					PASS-
							THRU
							RATE
A1	73316PKF6	943.99910007	40.73256342	4.33085808	45.06342149	903.26653666	5.161250%
A2	73316PKG4	1,000.00000000	0.00000000	4.66777769	4.66777769	1,000.00000000	5.251250%
A3	73316PKH2	1,000.00000000	0.00000000	4.76555561	4.76555561	1,000.00000000	5.361250%
M1	73316PKJ8	1,000.00000000	0.00000000	4.83666681	4.83666681	1,000.00000000	5.441250%
M2	73316PKK5	1,000.00000000	0.00000000	4.96111117	4.96111117	1,000.00000000	5.581250%
M3	73316PKL3	1,000.00000000	0.00000000	5.00555622	5.00555622	1,000.00000000	5.631250%
M4	73316PKM1	1,000.00000000	0.00000000	5.45000000	5.45000000	1,000.00000000	6.131250%
M5	73316PKN9	1,000.00000000	0.00000000	5.58333333	5.58333333	1,000.00000000	6.281250%
M6	73316PKP4	1,000.00000000	0.00000000	6.47222299	6.47222299	1,000.00000000	7.281250%
B1	73316PKQ2	1,000.00000000	0.00000000	6.51666776	6.51666776	1,000.00000000	7.331250%
B2	73316PKR0	1,000.00000000	0.00000000	6.51666667	6.51666667	1,000.00000000	7.331250%
B3	73316PKS8	1,000.00000000	46.75553499	6.51666712	53.27220211	953.24446501	7.331250%

Copyright 2005 J.P.Morgan Chase & Co. All rights reserved.

Popular ABS Mortgage Pass-Through Trust 2006-B

June 26, 2006

FACTOR INFORMATION PER $1000 OF ORIGINAL FACE
CLASS	CUSIP	BEGINNING	PRINCIPAL	INTEREST	TOTAL	ENDING PRINCIPAL	CURRENT
		PRINCIPAL					PASS-
							THRU
							RATE
TOTALS		973.43746458	20.39557710	4.67893684	25.07451393	953.04188749
X	N/A	977.92968353	0.00000000	0.23165082	0.23165082	959.09387621	0.284255%

Copyright 2005 J.P.Morgan Chase & Co. All rights reserved.

Popular ABS Mortgage Pass-Through Trust 2006-B

June 26, 2006

Sec. 4.03(a)(i)	Dates

	Record Date	06/23/06
	Determination Date	06/22/06
	Distribution Date	06/26/06

Sec. 4.03(a)(ii)	Funds Allocable to Certificate Principal

	Scheduled Principal	164,311.04
	Curtailments	13,003.45
	Prepayments	5,885,853.17
	Repurchases	0.00
	Liquidation Proceeds	0.00

	Extra Principal Distribution Amount	155,839.39

Sec. 4.03 (a)(iii)	Interest Distribution Amounts

	Interest Distribution - A-1	661,231.08
	Unpaid Interest - A-1	0.00
	Remaining Unpaid Interest - A-1	0.00

	Interest Distribution - A-2	244,572.88
	Unpaid Interest - A-2	0.00
	Remaining Unpaid Interest - A-2	0.00

	Interest Distribution - A-3	208,469.23
	Unpaid Interest - A-3	0.00
	Remaining Unpaid Interest - A-3	0.00

	Interest Distribution - M-1	114,430.70
	Unpaid Interest - M-1	0.00
	Remaining Unpaid Interest - M-1	0.00

	Interest Distribution - M-2	89,428.99
	Unpaid Interest - M-2	0.00
	Remaining Unpaid Interest - M-2	0.00

	Interest Distribution - M-3	24,972.72
	Unpaid Interest - M-3	0.00
	Remaining Unpaid Interest - M-3	0.00

	Interest Distribution - M-4	25,435.15
	Unpaid Interest - M-4	0.00
	Remaining Unpaid Interest - M-4	0.00

	Interest Distribution - M-5	23,366.25

Copyright 2005 J.P.Morgan Chase & Co. All rights reserved.

Popular ABS Mortgage Pass-Through Trust 2006-B

June 26, 2006

	Unpaid Interest - M-5	0.00
	Remaining Unpaid Interest - M-5	0.00

	Interest Distribution - M-6	18,750.03
	Unpaid Interest - M-6	0.00
	Remaining Unpaid Interest - M-6	0.00

	Interest Distribution - B-1	19,927.97
	Unpaid Interest - B-1	0.00
	Remaining Unpaid Interest - B-1	0.00

	Interest Distribution - B-2	27,272.25
	Unpaid Interest - B-2	0.00
	Remaining Unpaid Interest - B-2	0.00

	Interest Distribution - B-3	48,236.37
	Unpaid Interest - B-3	0.00
	Remaining Unpaid Interest - B-3	0.00

	Interest Reductions
	Net Prepayment Interest Shortfalls	0.00
	Relief Act Reductions	0.00

	Class A-1 Interest Reduction	0.00
	Class A-2 Interest Reduction	0.00
	Class A-3 Interest Reduction	0.00
	Class M-1 Interest Reduction	0.00
	Class M-2 Interest Reduction	0.00
	Class M-3 Interest Reduction	0.00
	Class M-4 Interest Reduction	0.00
	Class M-5 Interest Reduction	0.00
	Class M-6 Interest Reduction	0.00
	Class B-1 Interest Reduction	0.00
	Class B-2 Interest Reduction	0.00
	Class B-3 Interest Reduction	0.00

Sec. 4.03(a)(iv)	Available Funds Shortfall

	Class A-1 Available Funds Shortfall	0.00
	Class A-2 Available Funds Shortfall	0.00
	Class A-3 Available Funds Shortfall	0.00
	Class M-1 Available Funds Shortfall	0.00
	Class M-2 Available Funds Shortfall	0.00
	Class M-3 Available Funds Shortfall	0.00
	Class M-4 Available Funds Shortfall	0.00
	Class M-5 Available Funds Shortfall	0.00
	Class M-6 Available Funds Shortfall	0.00

Copyright 2005 J.P.Morgan Chase & Co. All rights reserved.

Popular ABS Mortgage Pass-Through Trust 2006-B

June 26, 2006

	Class B-1 Available Funds Shortfall	0.00
	Class B-2 Available Funds Shortfall	0.00
	Class B-3 Available Funds Shortfall	0.00

Sec. 4.03(a)(vi)	Pool Principal Balances

	Beginning Pool Balance	314,791,478.31
	Ending Pool Balance	308,728,310.65
	Beginning Loan Count	1,691.00
	Ending Loan Count	1,661.00

Sec. 4.03(a)(vii)	Servicing Fee

	Servicing Fee	131,163.12

Sec. 4.03(a)(ix)	Delinquency Advances

	Delinquency Advances Included in Current Distribution	82,183.91
	Recouped Advances Included in Current Distribution	0.00
	Recouped Advances From Liquidations	0.00
	Aggregate Amount of Advances Outstanding	2,221,679.54

Sec. 4.03(a)(x)	Trustee Fee

	Trustee Fee	5,246.52
Section 4.03(a)(xi) A	Delinquencies

Delinquency Group Total Report
Group Totals

Period	Number	Principal	Percentage
		Balance
0-30 days	102	20,435,483.03	6.62%
31-60 days	20	3,972,982.76	1.29%
61-90 days	10	2,132,524.13	0.69%
91+days	2	453,925.46	0.15%
Total	134	26,994,915.38	8.74%

Copyright 2005 J.P.Morgan Chase & Co. All rights reserved.

Popular ABS Mortgage Pass-Through Trust 2006-B

June 26, 2006

Sec. 4.03 (a)(xi) B	Loans in Foreclosure

Foreclosure Group Total Report

Number of	Principal	Percentage
Loans	Balance
4	938,900.00	0.30%

Sec. 4.03(a)(xii),(xiii)	Loans in REO

REO Group Total Report

Number of	Principal Balance	Percentage
Loans
0	0.00	0.00%

Market Value of REO Loans	0.00

Sec. 4.03(a)(xiv)	Aggregate Stated Principal Balance of the Three Largest Loans

	Three Largest Loans	2,556,054.17

Sec. 4.03(a)(xv)	Net WAC Cap Carryover

	Class A-1 Net WAC Cap Carryover Amounts Due	0.00
	Class A-1 Net WAC Cap Carryover Amounts Paid	0.00
	Class A-1 Net WAC Cap Carryover Remaining Amounts Due	0.00
	Class A-2 Net WAC Cap Carryover Amounts Due	0.00
	Class A-2 Net WAC Cap Carryover Amounts Paid	0.00
	Class A-2 Net WAC Cap Carryover Remaining Amounts Due	0.00
	Class A-3 Net WAC Cap Carryover Amounts Due	0.00
	Class A-3 Net WAC Cap Carryover Amounts Paid	0.00
	Class A-3 Net WAC Cap Carryover Remaining Amounts Due	0.00
	Class A-4 Net WAC Cap Carryover Amounts Paid	0.00
	Class M-1 Net WAC Cap Carryover Amounts Due	0.00
	Class M-1 Net WAC Cap Carryover Amounts Paid	0.00
	Class M-1 Net WAC Cap Carryover Remaining Amounts Due	0.00
	Class M-2 Net WAC Cap Carryover Amounts Due	0.00
	Class M-2 Net WAC Cap Carryover Amounts Paid	0.00
	Class M-2 Net WAC Cap Carryover Remaining Amounts Due	0.00
	Class M-3 Net WAC Cap Carryover Amounts Due	0.00
	Class M-3 Net WAC Cap Carryover Amounts Paid	0.00
	Class M-3 Net WAC Cap Carryover Remaining Amounts Due	0.00
	Class M-4 Net WAC Cap Carryover Amounts Due	0.00
	Class M-4 Net WAC Cap Carryover Amounts Paid	0.00
	Class M-4 Net WAC Cap Carryover Remaining Amounts Due	0.00
	Class M-5 Net WAC Cap Carryover Amounts Due	0.00

Copyright 2005 J.P.Morgan Chase & Co. All rights reserved.

Popular ABS Mortgage Pass-Through Trust 2006-B

June 26, 2006

	Class M-5 Net WAC Cap Carryover Amounts Paid	0.00
	Class M-5 Net WAC Cap Carryover Remaining Amounts Due	0.00
	Class M-6 Net WAC Cap Carryover Amounts Due	292.71
	Class M-6 Net WAC Cap Carryover Amounts Paid	292.71
	Class M-6 Net WAC Cap Carryover Remaining Amounts Due	0.00
	Class B-1 Net WAC Cap Carryover Amounts Due	444.89
	Class B-1 Net WAC Cap Carryover Amounts Paid	444.89
	Class B-1 Net WAC Cap Carryover Remaining Amounts Due	0.00
	Class B-2 Net WAC Cap Carryover Amounts Due	608.85
	Class B-2 Net WAC Cap Carryover Amounts Paid	608.85
	Class B-2 Net WAC Cap Carryover Remaining Amounts Due	0.00
	Class B-3 Net WAC Cap Carryover Amounts Due	1,076.87
	Class B-3 Net WAC Cap Carryover Amounts Paid	1,076.87
	Class B-3 Net WAC Cap Carryover Remaining Amounts Due	0.00R

Sec. 4.03(a)(xvi)	Aggregate Principal Balance of Balloon Loans
	with Original Terms <= 36 Months and 60+ Contractually Past Due

	Aggregate Principal Balance of Balloon Loans	7,257,897.81

Sec. 4.03 (a)(xvii),(xxiv)	Realized Losses

	Current Period Realized Losses	0.00
	Cumulative Realized Losses	0.00

Sec. 4.03 (a)(xviii)	Reserve Funds
	Beginning Balance of Cap Reserve Fund	0.00
	Funds Deposited to Cap Reserve Fund	76,988.86
	Funds Withdrawn From Cap Reserve Fund For Distribution	76,988.86
	Ending Balance of Cap Reserve Fund	0.00

Sec. 4.03 (a)(xix)	Number of Loans Repurchased

	Number of Loans Repurchased	0.00
Sec. 4.03 (a)(xx)	Weighted Average Mortgage Rate of Outstanding Loans (as of first day of related Due Period)

	Weighted Average Mortgage Rate	8.17%

Sec. 4.03 (a)(xxi)	Weighted Average Remaining Term of Outstanding Loans

	Weighted Average Remaining Term	367.00

Sec. 4.03 (a)(xxii),(xxiii),(xxv)Overcollateralization Amounts

	Overcollateralization Amount	1,955,563.57
	Overcollateralization Target Amount	1,955,563.57
	Overcollateralization Release Amount	0.00

Copyright 2005 J.P.Morgan Chase & Co. All rights reserved.

Popular ABS Mortgage Pass-Through Trust 2006-B

June 26, 2006

	Overcollateralization Deficiency Amount	0.00

Sec. 4.03 (a)(xxvi)	Trigger Events
	Has a Trigger Event Occurred and is continuing?	NO
	Cumulative Realized Losses as a percentage of the Cut-off Date Pool Balance	0.00%

Sec. 4.03 (a)(xxvii)	60+ Day Delinquent Loans

	60+ Day Delinquent Loans as a percentage of the current Pool Balance	1.14%
	Six month rolling average of 60+ Day Delinquent Loans	0.01%

Sec. 4.03 (a)(xxviii)	Final Maturity Reserve Fund
	Beginning Balance of Final Maturity Reserve Fund	0.00
	Funds Withdrawn From Final Maturity Reserve Fund For Distribution	0.00
	Funds Deposited to Final Maturity Reserve Fund	0.00
	Ending Balance of Final Maturity Reserve Fund	0.00

Sec. 4.03 (a)(xxix),(xxx)	Recoveries
	Amount of Recoveries collected during Current Period	0.00
	Cumulative Recoveries	0.00

Sec. 4.03 (a)(xxxiii)	Has the Stepdown Date occurred?	NO
	Has the Optional Termination Date occurred?	NO

Sec. 4.03 (a)(xxxiv)	Senior Enhancement Percentage
	Senior Enhancement Percentage	24.14%
	Senior Specified Enhancement Percentage	46.40%

Copyright 2005 J.P.Morgan Chase & Co. All rights reserved.